RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Reconciliations of net assets and changes in net assets available for benefits as reported on Form 5500 with that reported in the accompanying financial statements

December 31,	2025	2024
Net assets available for benefits as reported on the Form 5500	$404,963,405	$370,799,105
Adjustment from fair market value per Trustee to NAV for the MIP	269,084	773,647
Net assets available for benefits	$405,232,489	$371,572,752

Year Ended December 31,	2025
Net income as reported on the Form 5500	$34,164,300
Investments:
Adjustment from fair market value per Trustee to NAV for the MIP:
Beginning of year	(773,647)
End of year	269,084
Net increase in net assets available for benefits	$33,659,737